Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Key Management Compensation

Key management compensation for the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024 is comprised of the following:

	Fifteen months ended December 31, 2025	Twelve months ended September 30, 2024
Share-based compensation	$1,830,349	$567,552
Salaries and benefits	2,185,283	–
Professional fees	156,605	573,620
	$4,172,237	$1,141,172

Schedule of Respect to Arrangement

The Company was charged for the following with respect to these arrangements in the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024:

	Fifteen months ended December 31, 2025	Twelve months ended September 30, 2024
Salaries and benefits	$2,510,125	$–
Office and other	626,879	–
Filing and regulatory fees	713	–
Marketing and travel	27,213	–
	$3,164,930	$–